Debt - Scheduled Principal Payments of Long Term Debt (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Debt Disclosure [Abstract]
2018	$ 13,884
2019	44,822
2020	43,390
2021	37,695
2022	30,448
Thereafter	113,093
Total	$ 283,332